Property, Plant and Equipment	12 Months Ended
Dec. 31, 2020
Property, plant and equipment [abstract]
Property, Plant and Equipment	Property, Plant and Equipment

(CAD$ in millions)	Exploration and Evaluation	Mineral Properties	Land, Buildings, Plant and Equipment	Capitalized Production Stripping Costs	Construction In Progress	Total
At December 31, 2018
Cost	$1,908	$20,444	$17,452	$5,435	$2,514	$47,753
Accumulated depreciation	—	(5,739)	(8,095)	(2,869)	—	(16,703)
Net book value	$1,908	$14,705	$9,357	$2,566	$2,514	$31,050
Year ended December 31, 2019
Opening net book value	$1,908	$14,705	$9,637	$2,566	$2,514	$31,330
Additions	119	—	201	757	3,076	4,153
Disposals	—	(2)	(53)	—	—	(55)
Asset impairments	(1,129)	(485)	(1,008)	(68)	—	(2,690)
Depreciation and amortization	—	(325)	(774)	(592)	—	(1,691)
Transfers between classifications	5	(112)	418	13	(324)	—
Decommissioning and restoration provision change in estimate	—	444	45	—	—	489
Capitalized borrowing costs	—	115	—	—	160	275
Changes in foreign exchange rates	(18)	(158)	(114)	(32)	(134)	(456)
Closing net book value	$885	$14,182	$8,352	$2,644	$5,292	$31,355
At December 31, 2019
Cost	$885	$20,155	$16,951	$6,073	$5,292	$49,356
Accumulated depreciation	—	(5,973)	(8,599)	(3,429)	—	(18,001)
Net book value	$885	$14,182	$8,352	$2,644	$5,292	$31,355
Year ended December 31, 2020
Opening net book value	$885	$14,182	$8,352	$2,644	$5,292	$31,355
Additions	22	—	368	563	3,353	4,306
Disposals	(1)	—	(54)	(5)	(7)	(67)
Asset impairments	—	(261)	(983)	—	—	(1,244)
Depreciation and amortization	—	(288)	(774)	(546)	—	(1,608)
Transfers between classifications	—	65	652	—	(717)	—
Decommissioning and restoration provision change in estimate	—	814	56	—	—	870
Capitalized borrowing costs	—	84	—	—	167	251
Changes in foreign exchange rates	(3)	(61)	(40)	(12)	(169)	(285)
Closing net book value	$903	$14,535	$7,577	$2,644	$7,919	$33,578
At December 31, 2020
Cost	$903	$20,758	$16,722	$6,598	$7,919	$52,900
Accumulated depreciation	—	(6,223)	(9,145)	(3,954)	—	(19,322)
Net book value	$903	$14,535	$7,577	$2,644	$7,919	$33,578
a)Exploration and Evaluation

Significant exploration and evaluation projects in property, plant and equipment include the Galore Creek and Zafranal projects.

b)Borrowing Costs

Borrowing costs are capitalized at a rate based on our weighted average cost of borrowing or at the rate on the project-specific debt, as applicable. Capitalized borrowing costs are classified with the asset they relate to within mineral properties, land, buildings, plant and equipment, or construction in progress. Our weighted average borrowing rate used for capitalization of borrowing costs in 2020 was 5.4% (2019 – 5.9%).